Inventory, net (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	7 Months Ended
	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jul. 30, 2024	Dec. 31, 2023
Inventory, net.
Raw materials		$ 2,547,000			$ 2,211,000
Work-in-Process		509,000			197,000
Finished goods		1,083,000			914,000
Total inventory		4,139,000			$ 3,322,000
Obsolete and expired inventory expensed	$ 41,000	$ 58,000	$ 25,000	$ 400,000
Inventory scrap value			$ 87,000